Supplement to the
Fidelity® Select Portfolios®
April 29, 2021
STATEMENT OF  ADDITIONAL INFORMATION

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Computers Portfolio’s and Consumer Finance Portfolio’s fundamental concentration policy. A meeting of the shareholders of each fund will be held during the fourth quarter of 2021 to vote on these proposals.

Shareholders should read the proxy statement, which contains important information about each proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov). Results of the shareholder meeting will appear in each fund’s next shareholder report.

Pending shareholder approval of the fund’s proposal to modify its concentration policy, effective November 13, 2021, the following information replaces similar information for Computers Portfolio found in the "Investment Policies and Limitations" section.

Concentration

For Tech Hardware Portfolio (fka Computers Portfolio):

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the tech hardware industry.

Pending shareholder approval of the fund’s proposal to modify its concentration policy, effective October 23, 2021, the following information replaces similar information for Consumer Finance Portfolio found in the "Investment Policies and Limitations" section.

Concentration

For FinTech Portfolio (fka Consumer Finance Portfolio):

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the fintech industry.

SELB-21-021.475630.221	May 26, 2021

Supplement to the
Fidelity® Select Portfolios®
Energy Sector
April 29, 2021
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Select Portfolios has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Energy Service Portfolio and Energy Portfolio pursuant to which Energy Service Portfolio would be reorganized on a tax-free basis with and into Energy Portfolio.

As a result of the proposed Reorganization, shareholders of Energy Service Portfolio would receive shares of Energy Portfolio.

The Agreement provides for the transfer of all of the assets of Energy Service Portfolio in exchange for corresponding shares of Energy Portfolio equal in value to the net assets of Energy Service Portfolio and the assumption by Energy Portfolio of all of the liabilities of Energy Service Portfolio. After the exchange, Energy Service Portfolio will distribute the Energy Portfolio shares to its shareholders pro rata, in liquidation of Energy Service Portfolio. As a result, shareholders of Energy Service Portfolio will become shareholders of Energy Portfolio (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Energy Service Portfolio is expected to be held during the fourth quarter of 2021 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Energy Service Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about November 19, 2021. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

In connection with seeking shareholder approval of the Agreement, effective the close of business on June 7, 2021, new positions in Energy Service Portfolio (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on June 7, 2021 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Energy Portfolio, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

Proposed Reorganization. The Board of Trustees of Fidelity Select Portfolios has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Natural Gas Portfolio and Energy Portfolio pursuant to which Natural Gas Portfolio would be reorganized on a tax-free basis with and into Energy Portfolio.

As a result of the proposed Reorganization, shareholders of Natural Gas Portfolio would receive shares of Energy Portfolio.

The Agreement provides for the transfer of all of the assets of Natural Gas Portfolio in exchange for corresponding shares of Energy Portfolio equal in value to the net assets of Natural Gas Portfolio and the assumption by Energy Portfolio of all of the liabilities of Natural Gas Portfolio. After the exchange, Natural Gas Portfolio will distribute the Energy Portfolio shares to its shareholders pro rata, in liquidation of Natural Gas Portfolio. As a result, shareholders of Natural Gas Portfolio will become shareholders of Energy Portfolio (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Natural Gas Portfolio is expected to be held during the fourth quarter of 2021 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Natural Gas Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about November 19, 2021. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

In connection with seeking shareholder approval of the Agreement, effective the close of business on June 7, 2021, new positions in Natural Gas Portfolio (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on June 7, 2021 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Energy Portfolio, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

SELNR-21-02 1.913321.126	May 26, 2021

Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2021
Prospectus

At its May 2021 meeting, the Board of Trustees (“Board”) approved changes to the name and investment policy of the Consumer Finance Portfolio (“Fund”). Effective October 23, 2021 the Fund will (i) change its name to FinTech Portfolio, (ii) change its 80% policy to normally invest at least 80% of assets in securities of companies providing products and services in fintech, and (iii) change its supplemental benchmark index to the FactSet Financial Technologies Index.

Effective October 23, 2021, the following information replaces similar information for Consumer Finance Portfolio found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

  Normally investing at least 80% of assets in securities of companies providing products and services in fintech.

Effective October 23, 2021, the following information replaces the similar information for Consumer Finance Portfolio found in the “Investment Details” section under the heading “Principal Investment Strategies”.

The fund invests primarily in companies providing products and services in fintech. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

At its May 2021 meeting, the Board also approved, subject to shareholder approval, a proposal to modify the Fund’s fundamental concentration policy. A meeting of the shareholders of the Fund will be held during the fourth quarter of 2021, to vote on this proposal. If approved by shareholders, the fundamental concentration policy will be modified to align with the new fund name. If approved, the changes will take effect on October 23, 2021. The changes to the Fund’s name and investment policy discussed above are not subject to shareholder approval and are expected to take effect on October 23, 2021 even if shareholders do not approve the proposed change to the concentration policy.

Shareholders should read the proxy statement, which contains important information about the concentration policy proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec. gov). Results of the shareholder meeting will appear in the fund’s next shareholder report.

SELFIN-21-02 1.916419.131	May 26, 2021

Supplement to the
Fidelity® Select Portfolios®
Industrials Sector
April 29, 2021
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Select Portfolios has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Air Transportation Portfolio and Transportation Portfolio pursuant to which Air Transportation Portfolio would be reorganized on a tax-free basis with and into Transportation Portfolio.

As a result of the proposed Reorganization, shareholders of Air Transportation Portfolio would receive shares of Transportation Portfolio.

The Agreement provides for the transfer of all of the assets of Air Transportation Portfolio in exchange for shares of Transportation Portfolio equal in value to the net assets of Air Transportation Portfolio and the assumption by Transportation Portfolio of all of the liabilities of Air Transportation Portfolio. After the exchange, Air Transportation Portfolio will distribute the Transportation Portfolio shares to its shareholders pro rata, in liquidation of Air Transportation Portfolio. As a result, shareholders of Air Transportation Portfolio will become shareholders of Transportation Portfolio (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Air Transportation Portfolio is expected to be held during the fourth quarter of 2021 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Air Transportation Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about November 12, 2021. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

In connection with seeking shareholder approval of the Agreement, effective the close of business on June 7, 2021, new positions in Air Transportation Portfolio (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on June 7, 2021 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer) , 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option , 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program , 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Transportation Portfolio, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

SELCI-21-02 1.911519.126	May 26, 2021

Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2021
Prospectus

At its May 2021 meeting, the Board of Trustees (“Board”) approved changes to the name and investment policy of the Computers Portfolio (“Fund”). Effective November 13, 2021 the Fund will (i) change its name to Tech Hardware Portfolio, (ii) change its 80% policy to normally invest at least 80% of assets in securities of companies principally engaged in development, manufacture, or distribution of tech hardware, and (iii) change its supplemental benchmark index to the FactSet Technology Hardware Index.

Effective November 13, 2021, the following information replaces similar information for Computers Portfolio found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

  Normally investing at least 80% of assets in securities of companies principally engaged in development, manufacture, or distribution of tech hardware.

Effective November 13, 2021, the following information replaces the similar information for Computers Portfolio found in the “Investment Details” section under the heading “Principal Investment Strategies”.

The fund invests primarily in companies engaged in development, manufacture, or distribution of tech hardware. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

At its May 2021 meeting, the Board also approved, subject to shareholder approval, a proposal to modify the Fund’s fundamental concentration policy. A meeting of the shareholders of the Fund will be held during the fourth quarter of 2021, to vote on this proposal. If approved by shareholders, the fundamental concentration policy will be modified to align with the new fund name. If approved, the changes will take effect on November 13, 2021. The changes to the Fund’s name and investment policy discussed above are not subject to shareholder approval and are expected to take effect on November 13, 2021 even if shareholders do not approve the proposed change to the concentration policy.

Shareholders should read the proxy statement, which contains important information about the concentration policy proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec. gov). Results of the shareholder meeting will appear in the fund’s next shareholder report.

The following information supplements information for Communications Equipment Portfolio found in the “Fund Summary” section under the heading “Principal Investment Strategies.”

Proposed Reorganization. The Board of Trustees of Fidelity Select Portfolios has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Communications Equipment Portfolio and Computers Portfolio pursuant to which Communications Equipment Portfolio would be reorganized on a tax-free basis with and into Computers Portfolio.

As a result of the proposed Reorganization, shareholders of Communications Equipment Portfolio would receive shares of Computers Portfolio.

The Agreement provides for the transfer of all of the assets of Communications Equipment Portfolio in exchange for shares of Computers Portfolio equal in value to the net assets of Communications Equipment Portfolio and the assumption by Computers Portfolio of all of the liabilities of Communications Equipment Portfolio. After the exchange, Communications Equipment Portfolio will distribute the Computers Portfolio shares to its shareholders pro rata, in liquidation of Communications Equipment Portfolio. As a result, shareholders of Communications Equipment Portfolio will become shareholders of Computers Portfolio (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Communications Equipment Portfolio is expected to be held during the fourth quarter of 2021 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Communications Equipment Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about November 12, 2021. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

In connection with seeking shareholder approval of the Agreement, effective the close of business on June 7, 2021, new positions in Communications Equipment Portfolio (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on June 7, 2021 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer) , 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option , 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program , 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Computers Portfolio, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

SELTEC-21-02 1.918659.131	May 26, 2021